Organization and Description of Business (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 13, 2024	Jun. 24, 2024	Nov. 21, 2023	Aug. 31, 2024	Nov. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2025	Jul. 02, 2024	Jun. 25, 2024	Dec. 31, 2022
Organization and Description of Business
Conversion price (in Dollars per share)						$ 2									$ 2			$ 2
Substantial doubt about going concern, within One Year															true
Common stock, par value (in Dollars per share)		$ 0.0001				0.0001									$ 0.0001			0.0001	$ 0.0001
Number of shares of common stock per warrant or right		1
Exercise price of warrants (in Dollars per share)		$ 11.5				9.65									9.65			9.65
Preferred stock, par value (in Dollars per share)						$ 0.0001									$ 0.0001			$ 0.0001	$ 0.0001
Shares issued for services performed by A.G.P.				200,000														2,500
Common stock outstanding immediately following the closing of the business combination		14,692,820				17,022,690									17,022,690			16,297,190	4,639,643			14,692,820
Shares issued upon conversion		292,500
Goodwill (in Dollars)		$ 61,591,904				$ 4,916,694		$ 61,591,904					$ 61,591,904		$ 4,916,694			$ 4,916,694	$ 0
Accumulated deficit (in Dollars)						(74,566,341)	$ (64,495,771)	(10,573,210)	$ (9,939,087)	$ (7,443,298)		$ (6,762,640)	(10,573,210)		(74,566,341)	$ (64,495,771)	$ (7,443,298)	(67,703,873)	(10,001,858)				$ (6,238,928)
Net cash used in operating activities (in Dollars)															(1,519,632)	(2,815,248)		(5,789,542)	(632,595)
Total loss from operations (in Dollars)						(2,057,521)	$ (58,294,999)	$ (932,523)	$ 104,060	$ (353,066)	$ (689,837)	$ (715,855)	$ (828,463)	$ (1,405,692)	(6,143,579)	$ (59,123,462)	$ (1,758,758)	(62,150,845)	(1,873,589)
Equity Line Of Credit [Member]
Organization and Description of Business
Line of credit (in Dollars)						$ 42,394									$ 42,394			$ 80,000	$ 0
Aggregate gross purchase price of shares (in Dollars)			$ 50,000,000
Percentage of ELOC			19.90%
Conversion price (in Dollars per share)			$ 1.25
Shares issued upon conversion					380,000													50,000
Maximum value of shares agreed to be purchased (in Dollars)			$ 50,000,000
Equity Line Of Credit [Member] | If stock Price Drops Below 2 Dollars [Member]
Organization and Description of Business
Conversion price (in Dollars per share)			$ 2
Equity Line Of Credit [Member] | If Stock Price Drops Below1.25 Dollars [Member]
Organization and Description of Business
Conversion price (in Dollars per share)																				$ 1.25
Exchange Note [Member]
Organization and Description of Business
Percentage of ELOC		8.00%
Conversion price (in Dollars per share)		$ 10			$ 2
VSee Lab, Inc [Member]
Organization and Description of Business
Number of shares of common stock per warrant or right		0.4
IDoc Virtual Telehealth Solutions, Inc [Member]
Organization and Description of Business
Number of shares of common stock called by each rights issued		994.38
Other intangible assets (in Dollars)		$ 2,100,000
Goodwill (in Dollars)		61,591,904
Digital Health Acquisition Corp [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination																		3,603,933
Other intangible assets (in Dollars)		0
Goodwill (in Dollars)		0
Equity Purchase Agreement [Member] | Digital Health Acquisition Corp [Member]
Organization and Description of Business
Line of credit (in Dollars)		$ 50,000,000
Agreement maturity period		36 months
Equity Purchase Agreement [Member] | Bridge Investor [Member] | Equity Purchase Commitment Note [Member]
Organization and Description of Business
Conversion price (in Dollars per share)																					$ 10
Principal amount of debt issuable (in Dollars)																					$ 500,000
Shares issued upon conversion	50,000
Equity Purchase Agreement [Member] | Bridge Investor [Member] | Digital Health Acquisition Corp [Member]
Organization and Description of Business
Maximum amount of shares issuable (in Dollars)			$ 50,000,000
Term for shares to be issued			36 months
Bridge Exchange Agreement | Bridge Investor [Member] | Exchange Note [Member]
Organization and Description of Business
Aggregate principal amount (in Dollars)			$ 2,523,744
Quantum Purchase Agreement [Member] | Quantum Investor [Member]
Organization and Description of Business
Aggregate principal amount (in Dollars)			$ 3,000,000
Original issue discount			7.00%
Lenders Under A&R Loan Conversion SPAs [Member]
Organization and Description of Business
Number of shares issued on conversion of debt		892,500
Common stock outstanding immediately following the closing of the business combination																						892,500
Founders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination																						3,432,000
DHAC Shareholders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination																						57,000
VSee Lab Stockholders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination																						5,246,354
IDoc Stockholders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination																						4,950,000
Public Stockholders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination																						114,966
Series A Preferred Stock [Member]
Organization and Description of Business
Preferred stock, par value (in Dollars per share)		$ 0.0001
Shares issued for services performed by A.G.P.			4,370
Series A Preferred Stock [Member] | Lenders Under Loan Conversion SPAs [Member]
Organization and Description of Business
Number of shares issued on conversion of debt		1,788